Fair Value of Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Plan"s Investments at Fair based on Valuation Inputs

The following table sets forth by level, within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024. The Plan has no investments classified within Level 3 of the valuation hierarchy.

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Money market fund	$—	$276,802	$—	$276,802
Berkshire Hathaway Class B Common Stock Fund	13,806,299	—	—	13,806,299
Mutual funds	437,253,013	—	—	437,253,013
Total investments in the fair value hierarchy	$451,059,312	$276,802	$—	$451,336,114
VRSTIII measured at net asset value (a)				$9,607,422
Total investments, at fair value				$460,943,536

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Money market fund	$—	$296,537	$—	$296,537
Berkshire Hathaway Class B Common Stock Fund	12,636,838	—	—	12,636,838
Mutual funds	193,794,197	—	—	193,794,197
Common/Collective Trusts	—	176,639,823	—	176,639,823
Total investments in the fair value hierarchy	$206,431,035	$176,936,360	$—	$383,367,395
VRSTIII measured at net asset value (a)				$9,961,297
Total investments, at fair value				$393,328,692

(a)
In accordance with U.S. GAAP, investments in VRSTIII that are measured at net asset value per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented as Investments at Fair Value in the Statements of Net Assets Available for Benefits.